Net financial expenses/(income) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Finance income (cost)	€ 42	€ (768)	[1]	€ (734)	[1]
Write-down of financial assets	128	14		10
Net foreign exchange loss	215	€ 198		€ 68
Credit Suisse Asset Management
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Write-down of financial assets	€ 132

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information